ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS - Summary of additional information on transactions related to the cash flow statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash items
Hedge accounting, net of tax effects	R$ 494,698	R$ (520,444)	R$ (137,211)
Dividends declared and not yet paid	294,231		180,772
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	27,900	28,472	172,104
Application of judicial deposits in the settlement of legal proceedings	R$ 55,494	R$ 121,025